Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 79,630	¥ 76,755
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		3,986	3,901
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		3,172	3,256
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount	[1],[2]	60,002	58,025
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		12,394	11,520
Others [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 76	¥ 53

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.